Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 10.8	$ 15.4	$ 32.6
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8	7.7	31.5
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.9	17.9	12.1
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.4	5.9	7.4
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0	2.4	1.8
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1	5.5	6.9
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3	3.7	9.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(13.0)	(15.9)	(23.5)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.6	17.0	34.5
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	37.6	$ 43.8	$ 42.9
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.3
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.2
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.3
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.1
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.9
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.9
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.8
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(14.3)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.7
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	40.2
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.2
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.0
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	21.3
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.1
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.7
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.7
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7
Top of range [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0.0
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	22.5
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	50.5
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.2
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.4
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.3
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.6
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.9
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Bottom of range [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.7
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 29.1